Equity Transactions (Narrative) (FY) (Details)			1 Months Ended			3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 13, 2019 shares	Dec. 11, 2019 $ / shares shares	Mar. 31, 2019	Feb. 28, 2019 shares	Apr. 30, 2018 USD ($) BusinessDay	Jun. 30, 2020 USD ($) shares	Mar. 31, 2020 USD ($)	Jun. 30, 2020 USD ($) shares	Jun. 30, 2019 USD ($)	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 USD ($) $ / shares shares	Oct. 31, 2018 shares	Jun. 30, 2018 shares	Mar. 31, 2018 shares	Dec. 31, 2017 USD ($)
Warrant Exercises [Abstract]
Issuance of common stock	2,250,000
Proceeds from warrant exercise | $								$ 10,000	$ 1,403,257	$ 1,758,142	$ 40,728
Conversion of short term notes payable to equity | $										3,559,542	0
Conversion of convertible promissory notes to equity | $										2,933,313	0
Conversion of line of credit, related party to equity | $										$ 680,000	0
Convertible promissory notes value | $											$ 902,500
Consulting agreement period			3 months	3 months
Issuance of common stock						302,119,428		302,119,428		293,780,400	155,665,138
Shares issued for services | $						$ 517,500	$ 200,000			$ 28,500	$ 181,500
Private Placement
Warrant Exercises [Abstract]
Issuance of common stock		21,071,143
PIPE Offering
Warrant Exercises [Abstract]
Issuance of common stock										20,000,711
Cash proceeds | $										$ 2,800,100
PIPE Offering | Private Placement
Warrant Exercises [Abstract]
Common stock, purchase price | $ / shares		$ 0.14
PIPE Offering | Private Placement | Maximum
Warrant Exercises [Abstract]
Issuance of common stock		21,071,143
Consulting Agreement | Fee and Services
Warrant Exercises [Abstract]
Issuance of common stock				75,000									74,714
Additional common stock to be issued upon renewing agreement				75,000
Shares issued										150,000
Shares issued for services | $					$ 4,000					$ 28,500	20,000
Business stock price of each month, closing day | BusinessDay					8
Accrued expenses | $															$ 120,000
Consulting Agreement | Advisory and Consulting Services
Warrant Exercises [Abstract]
Issuance of common stock												426,176	15,000	533,450
Shares issued for services | $											$ 37,500
Conversion of Short Term Notes Payable
Warrant Exercises [Abstract]
Issuance of common stock										2,903,758
Conversion of Convertible Promissory Notes
Warrant Exercises [Abstract]
Issuance of common stock										26,666,487
Conversion of Line of Credit
Warrant Exercises [Abstract]
Issuance of common stock										225,000
Conversion of 10% Convertible Promissory Notes
Warrant Exercises [Abstract]
Issuance of common stock											8,497,238
Convertible instrument, interest rate											10.00%
Accrued interest | $											$ 32,197
Conversion price | $ / shares											$ 0.11
Warrant Exercises 1
Warrant Exercises [Abstract]
Issuance of common stock										19,116,934
Proceeds from warrant exercise | $										$ 1,758,142
Warrant Exercises 2
Warrant Exercises [Abstract]
Issuance of common stock										21,167,488
Warrant Exercises 3
Warrant Exercises [Abstract]
Issuance of common stock											422,939
Cashless Warrant Exercises 1
Warrant Exercises [Abstract]
Issuance of common stock										4,962,157
Cashless Warrant Exercises 2
Warrant Exercises [Abstract]
Issuance of common stock										450,000
Cashless Warrant Exercises 3
Warrant Exercises [Abstract]
Issuance of common stock											6,395,499
Class L, Class N and Series A Warrant Exercises
Warrant Exercises [Abstract]
Issuance of common stock										38,581,030
Exercise of warrants										35,677,272
Class L, Class N and Series A Warrant Exercises | Conversion of Short Term Notes Payable
Warrant Exercises [Abstract]
Conversion of short term notes payable to equity | $										$ 3,559,542
Class L and Class N Warrants Exercises
Warrant Exercises [Abstract]
Issuance of common stock										7,020,455
Exercise of warrants										6,795,455
Warrants to Purchase Common Stock | Warrant Exercises 1
Warrant Exercises [Abstract]
Exercise of warrants										19,116,934
Warrants to Purchase Common Stock | Warrant Exercises 2
Warrant Exercises [Abstract]
Exercise of warrants										21,167,488
Warrants to Purchase Common Stock | Warrant Exercises 3
Warrant Exercises [Abstract]
Exercise of warrants											422,939
Warrants to Purchase Common Stock | Cashless Warrant Exercises 1
Warrant Exercises [Abstract]
Exercise of warrants										10,423,886
Warrants to Purchase Common Stock | Cashless Warrant Exercises 2
Warrant Exercises [Abstract]
Exercise of warrants										450,000
Warrants to Purchase Common Stock | Cashless Warrant Exercises 3
Warrant Exercises [Abstract]
Exercise of warrants											7,878,925
Customer Deposits | Warrant Exercises 2
Warrant Exercises [Abstract]
Warrant, exchange price value | $										$ 1,827,315
Accounts Payable | Warrant Exercises 2
Warrant Exercises [Abstract]
Warrant, exchange price value | $										$ 36,500